Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Troubled Debt Restructurings During the Previous 12 Months, Subsequent Defaults) (Details) (USD $)
In Thousands, unless otherwise specified
Sep. 30, 2012 loans
Troubled debt restructurings
Troubled debt restructurings, subsequent default, number of contracts	4
Troubled debt restructurings, subsequent defaults, recorded investment	$ 371
Construction and land development
Troubled debt restructurings
Troubled debt restructurings, subsequent default, number of contracts	1
Troubled debt restructurings, subsequent defaults, recorded investment	110
1-4 family
Troubled debt restructurings
Troubled debt restructurings, subsequent default, number of contracts	1
Troubled debt restructurings, subsequent defaults, recorded investment	223
Commercial and industrial
Troubled debt restructurings
Troubled debt restructurings, subsequent default, number of contracts	1
Troubled debt restructurings, subsequent defaults, recorded investment	18
Home equity and second mortgages
Troubled debt restructurings
Troubled debt restructurings, subsequent default, number of contracts	1
Troubled debt restructurings, subsequent defaults, recorded investment	$ 20